Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2026141	XXXXX		Property Address	XXX	XXX	Per note, the Unit #, XXX was included in the XXX
2026141	XXXXX		Property Attachment Type	XXX	XXX	Per the appraisal.
2026169	XXXXX		Refinance Purpose	XXX	XXX	Updated as per Final CD.